UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sands Capital Management, LLC
Address: 1101 Wilson Blvd.
         Suite 2300
         Arlington, VA  22209

13F File Number:  28-05734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert C. Hancock
Title:     Chief Operating Officer & Chief Compliance Officer
Phone:     703-562-4000

Signature, Place, and Date of Signing:

     Robert C. Hancock     Arlington, VA     August 13, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-01190                      Russell Investment Co.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     50

Form13F Information Table Value Total:     $ 11,291,442(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER              VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB LTD ADR			ADR		000375204    18242  1055650 SH		SOLE		   1008150	  0    47500
ALEXION PHARMACEUTICALS INC	COM		015351109      448     8750 SH		SOLE		       650	  0     8100
ALLERGAN			COM		018490102   481902  8271572 SH		SOLE		   5059357	  0  3212215
ALNYLAM PHARMS			COM		02043Q107      321    21375 SH		SOLE		      1575	  0    19800
AMAZON.COM			COM		023135106   729112  6673183 SH		SOLE		   4183054	  0  2490129
APPLE				COM		037833100   965985  3840437 SH		SOLE		   2372353	  0  1468084
ATHENAHEALTH, INC		COM		04685W103      485    18550 SH		SOLE		      1350	  0    17200
BIOMARIN PHARMS			COM		09061G101     1305    68825 SH		SOLE		      5025	  0    63800
BROADCOM			CL A		111320107   247787  7515516 SH		SOLE		   4818447	  0  2697069
CELGENE				COM		151020104      902    17750 SH		SOLE		      1250	  0    16500
CHARLES SCHWAB			COM		808513105   276086 19470114 SH		SOLE		  12231499	  0  7238615
CISCO SYSTEMS			COM		17275R102      298    14000 SH		SOLE		      7500	  0     6500
CME GROUP			COM		12572Q105   239225   849673 SH		SOLE		    510786	  0   338887
DENDREON			COM		24823Q107      363    11225 SH		SOLE		       825	  0    10400
DENTSPLY INTL			COM		249030107      817    27300 SH		SOLE		      2000	  0    25300
EDWARDS LIFESCIENCES CORP	COM		28176E108      998    17820 SH		SOLE		      1320	  0    16500
FLIR SYSTEMS INC		COM		302445101   170783  5870864 SH		SOLE		   3694777	  0  2176087
FMC TECHNOLOGIES		COM		30249U101   413761  7857208 SH		SOLE		   5093067	  0  2764141
GENZYME				COM		372917104   501587  9879585 SH		SOLE		   6097395	  0  3782190
GILEAD SCIENCES			COM		375558103      682    19900 SH		SOLE		      1500	  0    18400
GOOGLE				CL A		38259P508   556971  1251761 SH		SOLE		    779917	  0   471844
HEARTWARE INTERNATIONAL INC	COM		422368100     1097    15650 SH		SOLE		      1150	  0    14500
HUMAN GENOME SCIENCES		COM		444903108      505    22300 SH		SOLE		      1600	  0    20700
ILLUMINA INC			COM		452327109   399924  9187312 SH		SOLE		   5520963	  0  3666349
INTERCONTINENTAL EXCHANGE	COM		45865V100   478887  4236809 SH		SOLE		   2645334	  0  1591475
INTUITIVE SURGICAL		COM		46120E602   602926  1910291 SH		SOLE		   1205708	  0   704583
IRON MOUNTAIN			COM		462846106   156919  6986577 SH		SOLE		   4191091	  0  2795486
ISIS PHARMACEUTICAL		COM		464330109      350    36600 SH		SOLE		      2700	  0    33900
LAS VEGAS SANDS			COM		517834107   274697 12407251 SH		SOLE		   8233432	  0  4173819
MERCADOLIBRE			ADR		58733R102    27940   531680 SH		SOLE		    507680	  0    24000
MINDRAY MEDICAL INTL ADR	ADR		602675100    30735   978200 SH		SOLE		    900925	  0    77275
NATIONAL OILWELL VARCO		COM		637071101   488059 14758351 SH		SOLE		   9344894	  0  5413457
NEW ORIENTAL EDUCATION ADR	ADR		647581107    42940   460775 SH		SOLE		    440925	  0    19850
NIKE				COM		654106103   360437  5335848 SH		SOLE		   3203551	  0  2132297
NUVASIVE			COM		670704105     1233    34775 SH		SOLE		      3075	  0    31700
QUALCOMM			COM		747525103   669390 20383363 SH		SOLE		  12947750	  0  7435613
SALESFORCE.COM			COM		79466L302   734627  8560088 SH		SOLE		   5397546	  0  3162542
SCHLUMBERGER			COM		806857108   447192  8080806 SH		SOLE		   5102014	  0  2978792
SEATTLE GENETICS INC		COM		812578102      391    32600 SH		SOLE		      2400	  0    30200
ST. JUDE MEDICAL		COM		790849103      855    23700 SH		SOLE		      1800	  0    21900
STAPLES				COM		855030102   229814 12063728 SH		SOLE		   7223248	  0  4840480
STARBUCKS			COM		855244109   297762 12253561 SH		SOLE		   7412085	  0  4841476
STRYKER				COM		863667101      594    11875 SH		SOLE		       875	  0    11000
TAIWAN SEMICONDUCTOR MFG ADS	ADR		874039100    15227  1560150 SH		SOLE		   1483750	  0    76400
VARIAN MEDICAL SYSTEMS		COM		92220P105   316951  6062567 SH		SOLE		   3622327	  0  2440240
VERTEX PHARMS			COM		92532F100      480    14575 SH		SOLE		      1075	  0    13500
VISA INC			COM		92826C839   656923  9285124 SH		SOLE		   5872742	  0  3412382
VIVUS INC			COM		928551100      392    40800 SH		SOLE		      3000	  0    37800
VMWARE INC			COM		928563402   197674  3158231 SH		SOLE		   1930326	  0  1227905
WW GRAINGER INC			COM		384802104   248466  2498404 SH		SOLE		   1506434	  0   991970

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